Supplementary Information to Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2025
Supplementary Information to Consolidated Statements of Cash Flows [Abstract]
Supplementary Information to Consolidated Statements of Cash Flows
31. SUPPLEMENTARY
INFORMATION TO CONSOLIDATED
STATEMENTS
OF
CASH FLOWS
For the
Year ended December 31
millions of dollars 2025 2024
Changes in non-cash working capital
Inventory
$ (63) $
38
Receivables and other current assets
(703) (154)
Accounts payable
(40)
536
Other current liabilities
49
32
Total
non-cash working capital
$ (757) $
452
For the
Year ended December 31
millions of dollars 2025 2024
Supplemental disclosure of cash paid
Interest $
1,003 $
989
Income taxes
Canada - Federal
$
32 $
27
United States
9
7
Total
Income taxes paid
$
41 $
34
Supplemental disclosure of non-cash activities
Common share dividends reinvested $
292 $
291
Accrued proceeds from disposal of investment subject to significant influence $
4 $
25
Decrease in accrued capital expenditures $ (54) $ -
Supplemental disclosure of operating activities
Net change in short-term regulatory assets and liabilities $
277 $ (118)